Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings (Secured Borrowing by the Class of Collateral Pledged) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2024	Mar. 31, 2023
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	¥ 37,792	¥ 42,172
Payables under securities lending transactions	1,092	1,212
Obligations to return securities received as collateral	7,223	6,892
Total	46,107	50,276
Japanese national government and Japanese government agency bonds
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	13,001	13,280
Payables under securities lending transactions	359	577
Obligations to return securities received as collateral	4,229	3,956
Total	17,589	17,813
Foreign government and official institution bonds
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	14,193	17,618
Payables under securities lending transactions	0	9
Obligations to return securities received as collateral	1,033	1,122
Total	15,226	18,749
Corporate bonds
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	773	657
Payables under securities lending transactions	76	70
Obligations to return securities received as collateral	400	400
Total	1,249	1,127
Residential mortgage-backed securities
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	8,819	9,650
Payables under securities lending transactions	0	0
Obligations to return securities received as collateral	0	0
Total	8,819	9,650
Other debt securities
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	346	552
Payables under securities lending transactions	0	0
Obligations to return securities received as collateral	38	46
Total	384	598
Marketable equity securities
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	636	367
Payables under securities lending transactions	657	556
Obligations to return securities received as collateral	1,523	1,368
Total	2,816	2,291
Other
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	24	48
Payables under securities lending transactions	0	0
Obligations to return securities received as collateral	0	0
Total	¥ 24	¥ 48